Supplemental Cash Flow Information - Schedule of Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Supplemental cash flow information:
Interest paid	$ 777	$ 1,131	$ 4,543	$ 3,220
Income taxes paid (refunded), net	426	279	1,172	3,054
Supplemental schedule of non-cash investing and financing activities:
Accrued construction costs	4,351	10,147	$ 6,039	$ 5,961
Net noncash impact from the consolidation of properties previously held in an unconsolidated joint venture	$ 312,826	$ 0